Shareholders' Equity (Narrative) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended		12 Months Ended					1 Months Ended		12 Months Ended					12 Months Ended
	Nov. 30, 2012	Nov. 30, 2011	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Dec. 31, 2010	Nov. 30, 2011 2007 Stock Option Plan	Jan. 31, 2007 2007 Stock Option Plan	Dec. 31, 2013 2007 Stock Option Plan	Dec. 31, 2013 Elbit Systems' Stock Options Plans	Jan. 31, 2007 Elbit Systems' Stock Options Plans	Jan. 31, 2007 Regular Options 2007 Stock Option Plan	Jan. 31, 2007 Cashless Options 2007 Stock Option Plan	Dec. 31, 2013 Stock Appreciation Rights (SARs)	Dec. 31, 2013 Phantom Options	Dec. 31, 2012 Phantom Options
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Options vested period from the date of grant, years								6 years	5 years
Options exercisable			190,300	1,271,266	1,292,806							1,250,000	1,250,000	1,250,000
Period measuring the average closing price, in days																30 days
Percent vested and exercisable from the second anniversary of the commencement date			50.00%
Additional percentage vested and exercisable from the third anniversary of the commencement date			25.00%
Remaining percentage vested and exercisable from the third anniversary of the commencement date			25.00%
Options expiration date		2013
Options available for future grant under the Plan										73,926
Compensation expense	$ 2,400	$ 980														$ 5,055	$ 312
Aggregate intrinsic value of outstanding options			3,378	4,294
Total intrinsic value of options exercised			29,663
Total unrecognized compensation cost related to share-based compensation arrangements granted											592
Expected cost recognition period, in years			2 years
Options vested and expected to be vested			267,167
Options, outstanding, weighted average exercise price			$ 48.09	$ 36.95	$ 37.07		$ 35.96
Aggregate intrinsic value of exercisable options			3,371
Options vested and expected to be vested, weighted average exercise price			$ 48.09
Compensation expense recognized in income statement			440	3,028	1,996
Stock repurchase program, number of shares authorized to be repurchased						1,000,000
Stock repurchased during period, shares			0	759,632	240,368
Treasury stock, value, acquired				$ 26,006	$ 10,101
Percent of SARs granted that are exercisable on the first anniversary of the grant date			25.00%
Additional percentages of SARs that are exercisable on each of the three subsequent anniversaries after the first anniversary			25.00%
Period from grant date each tranche has a benefit accumulation period, in years																3 years
Maximum term of SAR from the grant date, years															5 years
SARs outstanding number															9,000,000
SARs, number vested															9,000
SARs, weighted average exercise price per share															$ 52.16
SARs, expired															21,000,000
Options allocated for Plan																1,078,507
Available for grant, basic price																$ 40.51
Percentage limited increase of benefit to be paid in the share price																100.00%